Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered	The Board of Directors and the Plan Committee do not take material non-public information into account when determining the timing and terms of option grants, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Option grants made during 2024 to the named executive officers are included in the Summary Compensation and Grants of Plan-Based Awards tables.